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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21806

[Evergreen Asset Allocation Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Asset Allocation Trust, for the year ended December 31, 2005. This one series has a December 31 fiscal year end.

Date of reporting period: December 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Fund and Asset Allocation Trust

Evergreen

ASSET ALLOCATION TRUST
EVERGREEN ASSET ALLOCATION FUND

Annual Report
as of December 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENT OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
18	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19	ADDITIONAL INFORMATION
EVERGREEN ASSET ALLOCATION FUND
21	FINANCIAL HIGHLIGHTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund and the Asset Allocation Trust will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s and the Asset Allocation Trust’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s and the Asset Allocation Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s and the Asset Allocation Trust’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s and the Asset Allocation Trust’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Asset Allocation Fund which covers the twelve-month period ended December 31, 2005, and the Asset Allocation Trust which covers the period from September 16, 2005 through December 31, 2005.

The fund was well positioned to contend with the many challenges that faced the financial markets within the past year. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth and an increase in inflation. Geopolitical uncertainty was prevalent and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Given its exposure to the international equity and domestic fixed income markets, the fund was able to weather the frequent storms that challenged domestic equity investors over the past twelve months.

The U.S. economy frequently delivered confusing messages during the investment period. While growth was expected to gradually moderate throughout the year, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy were evident in the year’s last quarter, though, as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly relative to personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The economic fundamentals, though no longer great, were still pretty good, in our view, and our analysts based many of their decisions on the positive macro-economic trends.

LETTER TO SHAREHOLDERS continued

Although the overall trend for domestic economic growth was one of moderation, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

With this domestic backdrop, the exposure to global equities benefited investors in our Asset Allocation Fund. Particularly noteworthy was the balance between developed economies and emerging markets. Attractive valuations and solid growth opportunities provided solid returns for this portion of the fund, as the international stock component outperformed domestic equity and fixed income securities during the investment period. Higher energy prices, uncertainty about monetary policy, and fears of inflation often weighed on the domestic financial markets. To combat these concerns, along with fears of a larger than expected economic slowdown, the portfolio team placed greater emphasis on high quality, large cap stocks, while the fixed income portion was devoted largely to government bonds and asset-backed securities. As the year progressed, the fund became more defensively positioned, as some international profits were taken and cash rose to more than 4% of the fund’s total net assets.

At the close of business on September 15, 2005, Evergreen Asset Allocation Fund contributed all of its investable assets to Asset Allocation Trust in a tax-free exchange for 100% of the shares of Asset Allocation Trust. The fund invests in the Asset Allocation Trust, a fund-of-funds, with the same investment objectives as the fund.

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified strategy, including the consideration of international exposure, for our long-term investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective February 1, 2006, the Fund’s investment strategy has been amended to include the following changes:

The Fund’s assets may also be invested in other investments, including cash or various cash equivalents, such as money market instruments, or other short-term instruments, including notes, certain short-term asset-backed securities, certificates of deposit, commercial paper, banker’s acceptances, bank deposits, U.S. government securities or shares of registered investment companies.

The Fund’s prospectus has been supplemented to include these changes.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager1:

• Ben Inker, CFA

CURRENT INVESTMENT

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005 and the fund’s investment in Asset Allocation Trust.

The style box is representative of the investments of the Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

Average annual return*

1-year with sales charge	1.66%	2.08%	6.10%	N/A	N/A

1-year w/o sales charge	7.85%	7.08%	7.10%	8.11%	7.63%

5-year	7.81%	8.06%	8.36%	9.40%	8.93%

Since portfolio inception	9.01%	8.92%	8.92%	9.99%	9.48%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares, versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index excluding U.S. (MSCI ACWI ex-US), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI ex-US and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.85% for the twelve-month period ended December 31, 2005, excluding any applicable sales charges. During the same period, the GMO Global Balanced Index (GMOGBI) returned 5.98%, the Lehman Brothers Aggregate Bond Index (LBABI) returned 2.43%, the Morgan Stanley Capital International All Country World Index excluding U.S. (MSCI ACWI ex-US) returned 16.62% and the Standard & Poor’s 500 Index (S&P 500) returned 4.91% .

Asset Allocation Trust returned 2.47% for the period from September 16, 2005 through December 31, 2005. During the same period, the GMOGBI returned 2.18%.

The fund outperformed the GMOGBI as well as the median return of funds in the Lipper Global Flexible Portfolio Funds category during 2005. We began this year with a preference for foreign equities, from both developed economies and emerging markets. We thought they were the least expensively priced among all assets in our investment universe and offered the best relative opportunities. We remained overweight in those two areas throughout the year, and this helped fund performance significantly as those markets outperformed domestic equities as well as domestic fixed income securities. Over the year, we gradually increased our fixed income holdings while reducing both international and domestic stocks. We thought that as international stocks outperformed other sectors and yield kept rising on cash investments, it made more sense to become more defensively positioned.

At December 31, 2005, approximately 23% of fund assets were invested in stocks of companies based in foreign, developed countries, and approximately 9% were invested in emerging market equities. U.S. equities, predominately higher-quality, large cap companies, comprised approximately 26% of assets, while 31% were invested in fixed income assets. Our fixed income investments were predominately domestic government and high-quality asset-backed securities, although we did have a small allocation to foreign bonds. Within our fixed income positions, we kept investment quality high and our duration —a measure of sensitivity to changes in interest rates — low because we did not believe investors were adequately compensated for taking on either credit or interest-rate risk. Approximately 4% of fund assets were invested in cash and cash-equivalent securities.

The overweights in foreign equities — from both developed and emerging markets —helped fund results substantially during a year in which both sectors outperformed domestic securities, whether equities or fixed income. Our weighting in U.S. equities also supported performance, although our preference for large-cap stocks within our domestic allocation did not help.

Our weighting in fixed income assets detracted from results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Because the fund and the Asset Allocation Trust invest primarily in other mutual funds, they will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of December 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Examples below are intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005, except for the actual expense Example of Asset Allocation Trust. The actual expense Example for Asset Allocation Trust is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 16, 2005 (commencement of operations), to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Fund

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,057.24	$4.87
Class B	$ 1,000.00	$ 1,054.15	$8.49
Class C	$ 1,000.00	$ 1,054.12	$8.49
Class I	$ 1,000.00	$ 1,059.00	$3.32
Class R	$ 1,000.00	$ 1,056.55	$5.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.47	$4.79
Class B	$ 1,000.00	$ 1,016.94	$8.34
Class C	$ 1,000.00	$ 1,016.94	$8.34
Class I	$ 1,000.00	$ 1,021.98	$3.26
Class R	$ 1,000.00	$ 1,019.41	$5.85

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class A, 1.64% for Class B, 1.64% for Class C, 0.64% for Class I and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

Asset Allocation Fund continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period**

Actual
Class A	$ 1,000.00	$ 1,057.24	$7.62
Class B	$ 1,000.00	$ 1,054.15	$ 11.24
Class C	$ 1,000.00	$ 1,054.12	$ 11.24
Class I	$ 1,000.00	$ 1,059.00	$6.07
Class R	$ 1,000.00	$ 1,056.55	$8.71
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.80	$7.48
Class B	$ 1,000.00	$ 1,014.27	$ 11.02
Class C	$ 1,000.00	$ 1,014.27	$ 11.02
Class I	$ 1,000.00	$ 1,019.31	$5.96
Class R	$ 1,000.00	$ 1,016.74	$8.54

** The expense ratios include the Fund’s direct operating expenses as of 12/31/2005 and the indirect operating expenses of the underlying funds in which Asset Allocation Trust invests as of 9/30/2005. The indirect expenses were estimated to be 0.53% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.47% for Class A, 2.17% for Class B, 2.17% for Class C, 1.17% for Class I and 1.68% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

Asset Allocation Trust

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	12/31/05	Period

Actual	$ 1,000.00	$ 1,024.72	$0.00†
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,025.21	$0.00††

† Expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 106 / 365 days.

†† Expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184 / 365 days.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	12/31/05	Period

Actual	$ 1,000.00	$ 1,024.72	$1.56†
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,022.53	$2.70††

† The expense ratios include the Fund’s direct operating expenses as of 12/31/2005 and the indirect operating expenses of the underlying funds in which the Trust invests as of 9/30/2005. The indirect expenses were estimated to be 0.53% . Expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 106 / 365 days.

†† The expense ratios include the Fund’s direct operating expenses as of 12/31/2005 and the indirect operating expenses of the underlying funds in which the Trust invests as of 9/30/2005. The indirect expenses were estimated to be 0.53% . Expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184 / 365 days.

Asset Allocation Trust

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
December 31, 2005[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.22[2]
Net realized and unrealized gains or losses on investments	0.03

Total from investment operations	0.25

Distributions to shareholders from
Net investment income	(0.21)
Net realized gains	(0.19)

Total distributions to shareholders	(0.40)

Net asset value, end of period	$9.85

Total return	2.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,731,034
Ratios to average net assets
Expenses including reimbursements[3]	0%[4]
Expenses excluding reimbursements[3]	0%[4]
Net investment income (loss)	7.64%[4]
Portfolio turnover rate	5%

1 For the period from September 16, 2005 (commen cement of operations), to December 31, 2005.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excludes expenses incurred indirectly through investment in underlying funds

4 Annualized

Asset Allocation Trust

SCHEDULE OF INVESTMENTS

December 31, 2005

	Shares	Value

MUTUAL FUND SHARES 95.7%
ASSET ALLOCATION 6.6%
GMO Alpha Only Fund, Class III	50,130,608	$513,337,429

INTERNATIONAL EQUITY 31.8%
GMO Currency Hedged International Equity Fund, Class III	31,626,397	274,200,860
GMO Emerging Markets Fund, Class VI	17,956,602	367,571,636
GMO Emerging Markets Quality Fund, Class VI	31,261,926	299,489,252
GMO International Growth Equity Fund, Class III	25,513,113	727,123,734
GMO International Intrinsic Value Fund, Class IV	23,759,083	728,453,482
GMO International Small Companies Fund, Class III	4,545,521	63,682,754

		2,460,521,718

INTERNATIONAL FIXED INCOME 5.3%
GMO Currency Hedged International Bond Fund, Class III	30,577,094	277,028,468
GMO Emerging Country Debt Fund, Class IV	4,186,655	44,797,213
GMO International Bond Fund, Class III	8,822,899	83,817,545

		405,643,226

U.S. EQUITY 26.5%
GMO Real Estate Fund, Class III	5,593,544	77,806,193
GMO U.S. Core Equity Fund, Class VI	96,403,314	1,355,430,590
GMO U.S. Quality Equity Fund, Class IV	30,726,959	612,388,301

		2,045,625,084

U.S. FIXED INCOME 25.5%
GMO Core Plus Bond Fund, Class IV	140,280,158	1,447,691,229
GMO Domestic Bond Fund, Class VI	29,691,729	291,275,858
GMO Inflation Indexed Bond Fund, Class III	20,908,805	232,715,004
GMO Short-Duration Investment Fund, Class III	941	8,233

		1,971,690,324

Total Mutual Fund Shares (cost $6,932,806,259)		7,396,817,781

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.3%
COMMERCIAL PAPER 2.0%
UBS Finance, LLC, 4.30%, 01/03/2006	$ 76,600,000	76,600,000
Rabobank USA Financial Corp., 4.32%, 01/03/2006	76,700,000	76,700,000

		153,300,000

TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 3.75%, 01/03/2006	27,590,771	27,590,771

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS continued

December 31, 2005

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
FHLB, 3.55%, 01/06/2006 (n)	$ 76,900,000	$76,877,251
FHLMC, 4.19%, 01/31/2006 (n)	76,700,000	76,451,236

		153,328,487

Total Short-Term Investments (cost $334,219,258)		334,219,258

Total Investments (cost $7,267,025,517) 100.0%		7,731,037,039
Other Assets and Liabilities 0.0%		(3,322)

Net Assets 100.0%		$7,731,033,717

(n)	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

The following table shows portfolio composition as a percent of total investments as of December 31, 2005:
Equity Mutual Fund Shares	58.3%
Fixed Income Mutual Fund Shares	30.8%
Asset Allocation Mutual Fund Shares	6.6%
Cash Equivalents	4.3%

100.0%

The following table shows the percent of total long-term investments by sector as of December 31, 2005:
International Equity	33.2%
U.S. Equity	27.7%
U.S. Fixed Income	26.7%
Asset Allocation	6.9%
International Fixed Income	5.5%

100.0%

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investments in affiliates, at value (cost $6,932,806,259)	$7,396,817,781
Investments in securities, at value (cost $334,219,258)	334,219,258

Total investments	7,731,037,039
Interest and dividends receivable	11,496

Total assets	7,731,048,535

Liabilities
Accrued expenses and other liabilities	14,818

Net assets	$7,731,033,717

Net assets represented by
Paid-in capital	$7,267,847,330
Accumulated net realized losses on investments	(825,135)
Net unrealized gains on investments	464,011,522

Total net assets	$7,731,033,717

Shares outstanding (unlimited number of shares authorized)	784,616,809

Net asset value per share	$9.85

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (a)

Investment income
Dividends from affiliated investment company shares	$159,041,034
Interest	1,953,990
Dividends	502,263

Total investment income	161,497,287

Expenses
Custodian and accounting fees	3,500
Professional fees	12,000
Organization expenses	750

Total expenses	16,250
Less: Expense reimbursements	(16,250)

Net expenses	0

Net investment income	161,497,287

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Sale of affiliated investment company shares	(2,505,487)
Capital gain distributions from affiliated investment company shares	149,236,787

Net realized gains on investments	146,731,300
Net change in unrealized gains or losses on investments	(114,189,810)

Net realized and unrealized gains or losses on investments	32,541,490

Net increase in net assets resulting from operations	$194,038,777

(a) For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 2005 (a)

Operations
Net investment income		$161,497,287
Net realized gains on investments		146,731,300
Net change in unrealized gains or losses on investments		(114,189,810)

Net increase in net assets resulting from operations		194,038,777

Distributions to shareholders from
Net investment income		(161,497,287)
Net realized gains		(146,731,300)

Total distributions to shareholders		(308,228,587)

	Shares
Transactions in investors’ beneficial interest
Net asset value of contributions issued in conversion	678,748,339	6,787,483,391
Proceeds from contributions	76,519,712	765,023,755
Reinvestment of distributions	30,918,179	308,228,587
Payment for redemptions	(1,569,421)	(15,512,206)

Net increase in net assets resulting from transactions in investors’
beneficial interest		7,845,223,527

Total increase in net assets		7,731,033,717
Net assets
Beginning of period		0

End of period		$7,731,033,717

(a) For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

See Notes to Financial Statements

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Effective at the close of business on September 15, 2005, Evergreen Asset Allocation Fund contributed all of its investable assets to the Trust in a tax-free exchange for 100% of the shares of beneficial interest of the Trust.

The Trust operates as a “fund-of-funds” which invests in shares of GMO-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term investments in other mutual funds are also valued at net asset value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Trust intends to qualify as a regulated investment company and distribute all of its taxable income, including net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Trust’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the period ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$825,135
Accumulated net realized losses on investments	(825,135)

e. Organization expenses

As of December 31, 2005, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Trust. As administrator, EIS provides the Trust with facilities, equipment and personnel. The Trust does not pay an administrative services fee. During the period ended December 31, 2005, EIS reimbursed other expenses in the amount of $16,250.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Trust. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $1,547,171,044 and $359,805,250, respectively, for the period ended December 31, 2005.

On December 31, 2005, the aggregate cost of investments for federal income tax purposes was $7,267,850,652. The gross unrealized appreciation and depreciation on investments based on tax cost was $511,723,236 and $48,536,849, respectively, with a net unrealized appreciation of $463,186,387.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

5. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis consisted of unrealized appreciation in the amount of $463,186,387.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to dividend redesignations. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the period ended December 31, 2005 was $184,675,495 of ordinary income and $123,553,092 of long-term capital gain.

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. Evergreen Investment Management Company, LLC (“EIMC”), EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. EIS and ESC serve as administrator and transfer agent, respectively, to the Trust. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS continued

account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

Asset Allocation Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholder
Asset Allocation Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Asset Allocation Trust, as of December 31, 2005, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from September 16, 2005 to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 28, 2006

Asset Allocation Trust

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Trust has designated aggregate capital gain distributions of $123,553,092 for the fiscal year ended December 31, 2005.

For corporate shareholders, 17.89% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2005, the Trust designates 41.95% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

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Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,		Year Ended March 31,		Year Ended February 28,

CLASS A	2005	2004[1]	2004	2003[2]	2003[3]	2002[3]	2001[3]

Net asset value, beginning of period	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$10.80	$ 10.78

Income from investment operations
Net investment income (loss)	0.26	0.24	0.26[4]	(0.01)[4]	0.16	0.43[4]	0.47
Net realized and unrealized gains or losses
on investments	0.80	0.74	3.02	(0.06)	(0.49)	0.04	0.60

Total from investment operations	1.06	0.98	3.28	(0.07)	(0.33)	0.47	1.07

Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.21)	0	(0.42)	(0.50)	(0.82)
Net realized gains	(0.23)	(0.09)	(0.01)	0	(0.04)	0	(0.23)

Total distributions to shareholders	(0.59)	(0.33)	(0.22)	0	(0.46)	(0.50)	(1.05)

Net asset value, end of period	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$10.77	$ 10.80

Total return[5]	7.85%	7.55%	33.15%	(0.70%)	(3.16%)	4.43%	10.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,875,596	$1,531,158	$722,977	$25,019	$13,879	$130,926	$112,704
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	0.94%	1.02%[7]	1.17%	1.16%[7]	0.02%	0.00%	0.00%
Expenses excluding waivers/reimbursements
and expense reductions[6]	0.97%	1.02%[7]	1.17%	1.60%[7]	0.08%	0.04%	0.04%
Net investment income (loss)	2.39%	3.19%[7]	1.03%	(1.12%)[7]	2.51%	4.00%	4.13%
Portfolio turnover rate	16%[8]	7%	16%	0%	28%	16%	26%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund (“GMO Fund”). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for the Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,		Year Ended March 31,		Year Ended
					February 28,
CLASS B	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 13.50	$ 12.87	$ 9.87	$ 9.94	$10.00

Income from investment operations
Net investment income (loss)	0.17	0.18	0.19[4]	(0.01)[4]	(0.06)[4]
Net realized and unrealized gains or losses on investments	0.77	0.72	2.99	(0.06)	0.28

Total from investment operations	0.94	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	(0.26)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.49)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$9.94

Total return[5]	7.08%	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,696,880	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.64%	1.72%[7]	1.88%	1.89%[7]	1.88%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.67%	1.72%[7]	1.88%	2.33%[7]	2.75%[7]
Net investment income (loss)	1.44%	2.28%[7]	0.44%	(1.85%)[7]	(1.46%)[7]
Portfolio turnover rate	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for the Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,		Year Ended March 31,		Year Ended
					February 28,
CLASS C	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 13.28	$ 12.67	$ 9.72	$ 9.80	$10.00

Income from investment operations
Net investment income (loss)	0.18	0.19	0.18[4]	(0.01)[4]	(0.07)[4]
Net realized and unrealized gains or losses on investments	0.75	0.69	2.96	(0.07)	0.30

Total from investment operations	0.93	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	(0.27)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.50)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$9.80

Total return[5]	7.10%	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,017,854	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.64%	1.72%[7]	1.88%	1.90%[7]	1.86%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.67%	1.72%[7]	1.88%	2.34%[7]	2.66%[7]
Net investment income (loss)	1.69%	2.43%[7]	0.37%	(1.86%)[7]	(1.76%)[7]
Portfolio turnover rate	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for the Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,		Year Ended March 31,		Year Ended
					February 28,
CLASS I	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 13.68	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	0.27	0.22	0.30[4]	(0.01)[4]	0.29
Net realized and unrealized gains or losses on investments	0.82	0.79	3.03	(0.05)	(0.05)

Total from investment operations	1.09	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	(0.38)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.61)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$9.98

Total return	8.11%	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$171,789	$90,202	$46,970	$15,039	$22
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[5]	0.64%	0.72%[6]	0.88%	0.91%[6]	0.91%[6]
Expenses excluding waivers/reimbursements and expense reductions[5]	0.67%	0.72%[6]	0.88%	1.19%[6]	1.73%[6]
Net investment income (loss)	2.75%	3.64%[6]	1.56%	(0.87%)[6]	7.00%[6]
Portfolio turnover rate	16%[7]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencemen t of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excludes expenses incurred indirectly through investment in underlying funds

6 Annualized

7 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for the Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,
			Year Ended
CLASS R	2005	2004[1]	March 31, 2004[2]

Net asset value, beginning of period	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	0.31	0.18	0.07[3]
Net realized and unrealized gains or losses on investments	0.71	0.79	1.16

Total from investment operations	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	(0.36)	(0.25)	(0.21)
Net realized gains	(0.23)	(0.09)	(0.01)

Total distributions to shareholders	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$14.02	$13.59	$12.96

Total return	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,066	$ 496	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.15%	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.18%	1.27%[5]	1.20%[5]
Net investment income (loss)	5.19%	13.43%[5]	1.28%[5]
Portfolio turnover rate	16%[6]	7%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excludes expenses incurred indirectly through investment in underlying funds

5 Annualized

6 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for the Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

Assets
Investment in Asset Allocation Trust, at value (cost $7,266,846,602)	$7,731,033,717
Receivable for Fund shares sold	48,771,477
Prepaid expenses and other assets	140,801

Total assets	7,779,945,995

Liabilities
Payable for Fund shares redeemed	8,917,826
Advisory fee payable	277,044
Distribution Plan expenses payable	601,428
Due to other related parties	123,635
Accrued expenses and other liabilities	841,448

Total liabilities	10,761,381

Net assets	$7,769,184,614

Net assets represented by
Paid-in capital	$7,181,725,429
Overdistributed net investment income	(44,073)
Accumulated net realized gains on investments	123,316,143
Net unrealized gains on investments	464,187,115

Total net assets	$7,769,184,614

Net assets consists of
Class A	$2,875,595,694
Class B	1,696,879,837
Class C	3,017,853,554
Class I	171,789,080
Class R	7,066,449

Total net assets	$7,769,184,614

Shares outstanding (unlimited number of shares authorized)
Class A	204,097,503
Class B	121,674,893
Class C	220,127,309
Class I	12,128,281
Class R	504,181

Net asset value per share
Class A	$14.09
Class A — Offering price (based on sales charge of 5.75%)	$14.95
Class B	$13.95
Class C	$13.71
Class I	$14.16
Class R	$14.02

See Notes to Financial Statements

Asset Allocation Fund

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

Investment income
Dividends from investment company shares	$194,134,560
Income from affiliate	4,328,879

Total investment income	198,463,439

Expenses
Advisory fee	23,413,593
Distribution Plan expenses
Class A	6,583,416
Class B	14,358,759
Class C	22,975,606
Class R	12,168
Administrative services fee	6,035,136
Transfer agent fees	8,089,879
Trustees’ fees and expenses	86,581
Printing and postage expenses	706,625
Custodian and accounting fees	1,551,406
Registration and filing fees	760,502
Professional fees	152,890
Other	189,025

Total expenses	84,915,586
Less: Expense reductions	(71,458)
Fee waivers and expense reimbursements	(2,091,718)

Net expenses	82,752,410

Net investment income	115,711,029

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	9,735,175
Capital gain distributions from investment company shares	214,584,742

Net realized gains on investments	224,319,917
Net change in unrealized gains or losses on investments	134,175,129

Net realized and unrealized gains or losses on investments	358,495,046

Net increase in net assets resulting from operations	$474,206,075

See Notes to Financial Statements

Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	December 31, 2005

Operations
Net investment income		$115,711,029
Net realized gains on investments		224,319,917
Net change in unrealized gains or losses on investments		134,175,129

Net increase in net assets resulting from operations		474,206,075

Distributions to shareholders from
Net investment income
Class A		(69,633,496)
Class B		(30,946,850)
Class C		(57,121,716)
Class I		(4,594,636)
Class R		(173,348)
Net realized gains
Class A		(37,211,012)
Class B		(24,383,133)
Class C		(40,219,248)
Class I		(2,237,614)
Class R		(51,745)

Total distributions to shareholders		(266,572,798)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	111,046,199	1,534,964,432
Class B	44,731,252	609,525,164
Class C	111,757,784	1,502,233,142
Class I	6,508,771	90,943,836
Class R	473,074	6,664,930

		3,744,331,504

Net asset value of shares issued in reinvestment of distributions
Class A	6,315,114	88,510,661
Class B	3,624,469	50,079,880
Class C	5,013,455	68,205,998
Class I	234,680	3,311,406
Class R	11,218	157,049

		210,264,994

Automatic conversion of Class B shares to Class A shares
Class A	2,155,177	29,781,830
Class B	(2,182,033)	(29,781,830)

		0

Payment for shares redeemed
Class A	(27,810,259)	(384,758,486)
Class B	(10,311,257)	(141,111,854)
Class C	(18,221,894)	(245,065,927)
Class I	(1,209,224)	(16,930,462)
Class R	(16,623)	(225,850)

		(788,092,579)

Net increase in net assets resulting from capital share transactions		3,166,503,919

Total increase in net assets		3,374,137,196
Net assets
Beginning of period		4,395,047,418

End of period		$7,769,184,614

Overdistributed net investment income		$(44,073)

See Notes to Financial Statements

Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended		Year Ended
	December 31, 2004 (a)		March 31, 2004 (b)

Operations
Net investment income		$64,523,224		$5,336,364
Net realized gains on investments		75,097,050		11,681,803
Net change in unrealized gains or
losses on investments		158,370,107		172,281,491

Net increase in net assets resulting
from operations		297,990,381		189,299,658

Distributions to shareholders from
Net investment income
Class A		(26,207,430)		(6,267,950)
Class B		(15,042,831)		(6,117,076)
Class C		(21,511,145)		(6,935,829)
Class I		(1,689,897)		(581,933)
Class R		(8,604)		(17)
Net realized gains
Class A		(8,654,850)		(226,443)
Class B		(6,856,607)		(266,578)
Class C		(9,423,854)		(289,475)
Class I		(484,913)		(19,866)
Class R		(144)		(1)

Total distributions to shareholders		(89,880,275)		(20,705,168)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	65,040,306	841,945,863	55,309,819	677,203,879
Class B	38,159,141	487,714,618	49,136,496	584,123,724
Class C	60,252,680	761,609,502	66,378,036	792,173,565
Class I	3,388,244	44,517,574	2,452,448	29,634,885
Class R	36,041	484,184	84	1,222

		2,136,271,741		2,083,137,275

Net asset value of shares issued in
reinvestment of distributions
Class A	2,163,276	29,272,776	438,266	5,425,742
Class B	1,491,200	19,961,599	472,100	5,806,831
Class C	1,686,282	22,208,792	436,202	5,282,408
Class I	68,497	931,638	11,913	147,954
Class R	644	8,718	0	0

		72,383,523		16,662,935

Automatic conversion of Class B
shares to Class A shares
Class A	855,141	11,069,366	358,367	4,430,386
Class B	(864,557)	(11,069,366)	(361,095)	(4,430,386)

		0		0

Payment for shares redeemed
Class A	(11,393,309)	(147,487,788)	(2,905,387)	(35,841,664)
Class B	(4,887,793)	(62,442,466)	(1,739,927)	(21,224,236)
Class C	(7,439,307)	(93,570,740)	(2,056,681)	(24,979,025)
Class I	(470,352)	(6,074,043)	(372,278)	(4,590,459)
Class R	(257)	(3,475)	0	0

		(309,578,512)		(86,635,384)

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

(b) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended	Year Ended
	December 31, 2004 (a)	March 31, 2004 (b)

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$1,899,076,752	$2,013,164,826

Total increase in net assets	2,107,186,858	2,181,759,316
Net assets
Beginning of period	2,287,860,560	106,101,244

End of period	$4,395,047,418	$2,287,860,560

Undistributed (overdistributed)
net investment income	$6,870,468	$(20,058)

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

(b) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on September 15, 2005, the Fund contributed all of its investable assets to Asset Allocation Trust in a tax-free exchange for 100% of the shares of beneficial interest of Asset Allocation Trust. The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At December 31, 2005, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Prior to its investment in Asset Allocation Trust, the Fund valued its investments in the underlying funds at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange was open for trading.

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

Short-term investments in other mutual funds are also valued at net asset value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations and wash sales. During the year ended December 31, 2005, the following amounts were reclassified:

Paid-in capital	$(825,135)
Overdistributed net investment income	39,844,476
Accumulated net realized gains on investments	(39,019,341)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increase.

As of September 16, 2005, GMO no longer served as the investment sub-advisor to the Fund. GMO did not receive a direct fee from the Fund for its services. However, the Fund incurred fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended December 31, 2005, EIMC

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

waived its advisory fee in the amount of $2,090,814 and reimbursed other expenses in the amount of $904.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended December 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended December 31, 2005, EIS received $3,145,876 from the sale of Class A shares and $349, $3,418,842 and $475,288 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the period from September 16, 2005 through December 31, 2005, the Fund made aggregate purchases and sales of $1,073,252,342 and $15,512,206, respectively in its investment into Asset Allocation Trust.

For the period from January 1, 2005 through September 15, 2005, the cost of purchases and proceeds from sales of investments (excluding short-term investments) were $2,292,172,286 and $574,100,737, respectively.

On December 31, 2005, the aggregate cost of investments for federal income tax purposes, was $7,267,022,195. The gross unrealized appreciation and depreciation on investments based on tax cost was $512,372,778 and $48,361,256, respectively, with a net unrealized appreciation of $464,011,522.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

to borrow from, or lend money to, other participating funds. During the year ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Overdistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 44,073	$123,491,736	$ 464,011,522

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended December 31,
			Year Ended
	2005	2004 (a)	March 31, 2004

Ordinary Income	$169,309,447	$ 66,119,652	$15,804,293
Long-term Capital Gain	97,263,351	23,760,623	4,900,875

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2005, the Fund had no borrowings under this agreement.

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

Effective February 1, 2006, EIMC is paid an annual fee starting at 0.47% and declining to 0.20% as the average daily net assets of the Fund increase.

Asset Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities of the Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust, as of December 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Asset Allocation Fund, as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 28, 2006

Asset Allocation Fund

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $97,263,351 for the fiscal year ended December 31, 2005.

For corporate shareholders, 17.89% of ordinary income dividends paid during the fiscal year ended December 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2005, the Fund designates 41.95% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory arrangement. Until September of 2005, the Fund was advised by EIMC and Grantham, Mayo and Van Otterloo & Co. LLC (“GMO”) pursuant to an investment advisory agreement with EIMC and a sub-advisory agreement with GMO (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Fund Agreements”). In June of 2005, the Trustees approved a reorganization of the Fund, whereby all of the assets of the Fund would be invested in a new fund advised by GMO, the Asset Allocation Trust (the “Trust”). After the reorganization, the Fund would be advised solely by EIMC. The reorganization was effected in September of 2005

In September 2005, the Trustees reviewed the investment advisory arrangements for all of the Evergreen funds, including the Fund. They had considered the Trust’s investment advisory arrangements in June 2005. In approving the Trust’s advisory arrangements, the Trustees noted that the reorganization was not intended to result in material changes to the advisory and administrative fees paid by the shareholders of the Fund and relied generally on their prior approval of the Fund’s advisory arrangements in anticipation of their upcoming review of the Fund’s advisory arrangements in September 2005. The description below relates principally to the Trustees deliberations in September 2005 and refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and GMO furnish, such information as may reasonably be necessary to evaluate the terms of the Fund Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed responses to their request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the Fund Agreements.

ADDITIONAL INFORMATION (unaudited) continued

The disinterested Trustees discussed the approval or continuation of the Fund Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the approval or continuation of the Fund Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation or approval of the Fund Agreements as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to approve or continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board received a wide variety of information regarding the services performed by EIMC and GMO, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the approval or continuation of the Fund Agreements, the Trustees considered information regarding, for example, the Fund’s investment results; portfolio trading practices; compliance by the Fund, EIMC, and GMO with applicable laws and regulations and with the Fund’s and Trust’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and Trust and shareholders of the Fund and Trust; and other information relating to the nature, extent, and quality of services provided by EIMC and GMO. The Trustees considered the rates at which the Fund and Trust pay investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC, EIMC’s affiliates as sponsors of the Fund or Trust and the fees paid by EIMC under the sub-advisory agreement with GMO. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees noted that, after the reorganization, the Fund would invest all of its assets in the Trust, which is an investment company that would be advised by GMO and invested in investment companies advised by GMO. The Trustees noted that GMO would not receive a fee for managing the Trust, but would receive fees indirectly from the Fund based on the assets of the Trust invested in GMO-advised funds. The Trustees noted that the Fund’s registration statement shows not only the advisory fees paid to GMO by the GMO-advised funds, but also the composite direct and indirect total annual operating expenses of the Fund and the underlying

ADDITIONAL INFORMATION (unaudited) continued

funds. Finally, the Trustees considered the fees that would be paid to GMO and noted that the Fund’s fees were similar to the fees paid by the Fund when GMO acted as a sub-adviser to the Fund.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC, EIMC’s affiliates and GMO due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds. The Trustees noted that EIS and ESC would not receive a fee for the administrative and transfer agency services provided to the Trust.

Nature and quality of the services provided. The Trustees considered that the Fund’s and Trust’s investment advisory arrangements are unique among the Evergreen funds. They noted that as adviser to the Trust, GMO provides an overall asset allocation service to the Fund’s assets invested in the Trust. They also noted that as investment adviser to the Fund, EIMC oversees the business and operation of the Fund and the performance of GMO. The Trustees noted that EIMC and its affiliates together with GMO provide a comprehensive investment management service to the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and GMO were consistent with their duties under the Fund Agreements and appropriate and consistent with the investment program and best interests of the Fund and the Trust.

The Trustees noted that EIMC and its affiliates had enhanced a number of their regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s and the Trust’s investment

ADDITIONAL INFORMATION (unaudited) continued

advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and GMO, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the approval or continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile over recently completed one- and three-year periods and in the first quintile in the recently completed five-year period. They noted that the Fund’s performance had been less favorable in certain recent periods than previously, but that GMO generally applies a consistent value-driven methodology that may perform less well in certain market conditions than in others. They also noted that GMO’s investment program appears to continue to be viewed positively by many investors.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high-quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was substantially above the median of fees paid by comparable funds, but below the highest fee of those presented to Trustees as comparable. They also noted that the Fund was designed to make available the investment and management expertises of both GMO and Evergreen, and that that combination results in a relatively high investment advisory and administrative fee.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the infor-

ADDITIONAL INFORMATION (unaudited) continued

mation provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They also noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566389 rv3 2/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566389 rv3 2/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant’s annual financial statements for the fiscal year ended December 31, 2005, and fees billed for other services rendered by KPMG LLP.

2005
Audit fees	$0
Audit-related fees	0

Audit and audit-related fees	0
Tax fees (1)	0
All other fees	0

Total fees	$0

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Asset Allocation Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 9, 2006

By: ________________________
Jeremy DePalma,
Principal Financial Officer

Date: March 9, 2006